SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	$ 649,899	$ 249,177
Additions	938,635	392,649
Translation differences	(42,456)	8,073
Disposals, property, plant and equipment	(1,500)
Property, plant and equipment, cost, ending balance	1,544,578	649,899
Accumulated depreciation Property, plant and equipment, beginning balance	206,658	158,941
Depreciation	33,101	39,560
Translation differences	(12,468)	8,157
Accumulated depreciation Property, plant and equipment, ending balance	227,291	206,658
Property, plant and equipment, net	1,317,287	443,241
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	31,944	28,308
Additions	460	2,590
Translation differences	(1,885)	1,046
Disposals, property, plant and equipment	(1,500)
Property, plant and equipment, cost, ending balance	29,019	31,944
Accumulated depreciation Property, plant and equipment, beginning balance	26,794	21,947
Depreciation	2,399	3,933
Translation differences	(1,605)	914
Accumulated depreciation Property, plant and equipment, ending balance	27,588	26,794
Property, plant and equipment, net	1,431	5,151
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	192,482	186,547
Additions
Translation differences	(11,430)	5,935
Disposals, property, plant and equipment
Property, plant and equipment, cost, ending balance	181,052	192,482
Accumulated depreciation Property, plant and equipment, beginning balance	150,219	110,616
Depreciation	28,405	33,325
Translation differences	(9,089)	6,278
Accumulated depreciation Property, plant and equipment, ending balance	169,535	150,219
Property, plant and equipment, net	11,517	42,263
Furniture And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	35,414	34,322
Additions
Translation differences	(2,104)	1,092
Disposals, property, plant and equipment
Property, plant and equipment, cost, ending balance	33,310	35,414
Accumulated depreciation Property, plant and equipment, beginning balance	29,645	26,378
Depreciation	2,297	2,301
Translation differences	(1,774)	966
Accumulated depreciation Property, plant and equipment, ending balance	30,168	29,645
Property, plant and equipment, net	3,142	5,768
Capital Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	390,059
Additions	938,175	390,059
Translation differences	(27,037)
Disposals, property, plant and equipment
Property, plant and equipment, cost, ending balance	1,301,197	390,059
Accumulated depreciation Property, plant and equipment, beginning balance
Depreciation
Translation differences
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, net	$ 1,301,197	$ 390,059